LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $)	0 Months Ended							1 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Jan. 31, 2012 Minimum	Sep. 30, 2012 Minimum item	Dec. 31, 2011 Minimum	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes item	Mar. 12, 2012 2013 Notes	Dec. 31, 2010 2013 Notes
Liquidity and capital resources
Net proceeds from issuance of shares and warrants								$ 3,268,798	$ 68,900,000
Cash and cash equivalents		38,049,095	57,225,234	69,600,199	38,155,251	29,858,465	11,760,920
Principal amount														20,782,000	11,800,000	22,016,000
Interest rate (as a percent)															3.125%
Number of shares issued in exchange for cancellation for debt													1,900,000
Number of holders of debt instrument to whom shares are issued by the entity													1
Principal amount of debt cancelled													$ 9,000,000
Number of products or technologies licensed by the entity as an alternative to raising additional financing											1			1
Price per share required for continued inclusion on The NASDAQ Global Market (in dollars per share)										$ 1.00		$ 1.00
Number of consecutive business days for which minimum bid closing price have to be maintained										10 days
Additional grace period to regain compliance if stock listing is transferred to NASDAQ Capital Market	180 days